Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories
Operating expense	$ 377.3	$ 339.9
Inventories recognized
Disclosure of inventories
Operating expense	$ 362.7	$ 323.2